Other Current Assets - Summary of Other Current Assets (Detail) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Current Assets [Abstract]
Advances to airlines	$ 20,949	$ 20,949
Refund Due To Customers	$ 10,902	$ 10,902